SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted deposit	$ 1,176
Anti-dilutive shares	6,265,104	7,070,688	3,900,837
Minimum [Member]
Short term deposits bear interest	1.80%
Maximum [Member]
Short term deposits bear interest	2.60%